Capital structure and financing - C.5. Cash and deposits (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 875,000,000	$ 1,164,000,000	[1]	$ 528,000,000		$ 619,000,000
Restricted cash	199,000,000	155,000,000	[1]
Non-current financial assets pledged as collateral for contingent liabilities	0	0
Current financial assets pledged as collateral for contingent liabilities	0	1,000,000
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	619,000,000	834,000,000
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	256,000,000	330,000,000
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	192,000,000	150,000,000
Other Banks
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 7,000,000	$ 5,000,000

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.